Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2026
Fair Value Measurement [Abstract]
Schedule of fair value measurement of assets	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 203 of the Annual Report and Accounts for the year ended 31 March 2026.

	30 September 2026				31 March 2026
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	2,341	—	1,637	3,978	1,914	—	450	2,364
Investments held at fair value through other comprehensive income[1]	—	374	—	374	—	385	—	385
Financing derivatives	—	551	21	572	—	691	26	717
Commodity contract derivatives	—	134	14	148	—	111	10	121
	2,341	1,059	1,672	5,072	1,914	1,187	486	3,587
Liabilities
Financing derivatives	—	(1,231)	(41)	(1,272)	—	(864)	(86)	(950)
Commodity contract derivatives	—	(90)	(23)	(113)	—	(55)	(13)	(68)
	—	(1,321)	(64)	(1,385)	—	(919)	(99)	(1,018)
Total	2,341	(262)	1,608	3,687	1,914	268	387	2,569
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(60)	(64)	(3)	(20)	450	407	387	323
Net (losses)/gains through the consolidated income statement for the period[2,3]	(3)	3	(6)	72	197	(9)	188	66
Purchases	—	—	—	—	1,097	9	1,097	9
Settlements	43	—	—	(12)	(107)	(1)	(64)	(13)
At 30 September	(20)	(61)	(9)	40	1,637	406	1,608	385
1.Other comprises our investments in Joulent LLC, Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss.
2.Losses of £7 million (2025: gains of £3 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the consolidated income statement.
3.Losses of £6 million (2025: gains of £72 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.

Schedule of impacts of reasonably possible changes in significant Level 3 assumptions
The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within Level 3 of the fair value hierarchy are as follows:

	Financing derivatives		Commodity contract derivatives		Other
Six months ended 30 September	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices	—	—	20	3	—	—
10% decrease in commodity prices	—	—	(20)	(2)	—	—
+10% market area price change	—	—	13	1	—	—
-10% market area price change	—	—	(15)	(2)	—	—
+20 basis point increase in Limited Price Index (LPI) market curve	(12)	(32)	—	—	—	—
-20 basis point decrease in LPI market curve	12	30	—	—	—	—
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	24	29	—	—	—	—
-20 basis point decrease between RPI and CPI	(23)	(27)	—	—	—	—
+100 basis points change in discount rate	—	—	—	—	(6)	(6)
-100 basis points change in discount rate	—	—	—	—	7	7
+10% change in venture capital price	—	—	—	—	107	26
-10% change in venture capital price¹	—	—	—	—	(107)	(26)
1.A decrease in venture capital price may also result in losses recognised on the committed further capital contributions to Joulent LLC.

Schedule of fair value measurement of liabilities	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 203 of the Annual Report and Accounts for the year ended 31 March 2026.

	30 September 2026				31 March 2026
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	2,341	—	1,637	3,978	1,914	—	450	2,364
Investments held at fair value through other comprehensive income[1]	—	374	—	374	—	385	—	385
Financing derivatives	—	551	21	572	—	691	26	717
Commodity contract derivatives	—	134	14	148	—	111	10	121
	2,341	1,059	1,672	5,072	1,914	1,187	486	3,587
Liabilities
Financing derivatives	—	(1,231)	(41)	(1,272)	—	(864)	(86)	(950)
Commodity contract derivatives	—	(90)	(23)	(113)	—	(55)	(13)	(68)
	—	(1,321)	(64)	(1,385)	—	(919)	(99)	(1,018)
Total	2,341	(262)	1,608	3,687	1,914	268	387	2,569
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2026	2025	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(60)	(64)	(3)	(20)	450	407	387	323
Net (losses)/gains through the consolidated income statement for the period[2,3]	(3)	3	(6)	72	197	(9)	188	66
Purchases	—	—	—	—	1,097	9	1,097	9
Settlements	43	—	—	(12)	(107)	(1)	(64)	(13)
At 30 September	(20)	(61)	(9)	40	1,637	406	1,608	385
1.Other comprises our investments in Joulent LLC, Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss.
2.Losses of £7 million (2025: gains of £3 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the consolidated income statement.
3.Losses of £6 million (2025: gains of £72 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.